Trade payables and other liabilities - Summary of Trade Payables and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Current: due within one year
Trade payables	€ 10,994	€ 10,258
Accruals	4,649	5,053
Social security and sundry taxes	565	555
Deferred consideration	26	16
Others	705	808
Trade and other current payables	16,939	16,690
Non-current: due after more than one year
Accruals	74	148
Deferred consideration	20	1
Others	43	54
Other non-current liabilities	137	203
Total trade payables and other liabilities	€ 17,076	€ 16,893